Operating Leases (Details) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Oct. 06, 2010
Operating Leases (Details) [Line Items]
Renewed term			10 years
Lease payment	$ 20,000
Other lease		$ 54,145
Repair and maintenance		$ 21,713
Minimum [Member]
Operating Leases (Details) [Line Items]
Remaining lease term		1 year
Maximum [Member]
Operating Leases (Details) [Line Items]
Remaining lease term		4 years
Repair and maintenance [Member]
Operating Leases (Details) [Line Items]
Repair and maintenance		$ 4,680